Expenses by Nature and Other Income and Expenses Items (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by Nature and Other Income and Expenses Items [Abstract]
Schedule of Expenses by Nature	Expenses by nature
	Years ended December 31,
In thousands of USD	2025	2024	2023
Staff cost
- salaries, wages and other benefits	83,138	63,434	52,873
Share-based payments	38,493	33,968	45,488
Amortization
- intangible assets	23,507	8,382	754
Depreciation
- mining rigs	82,967	19,470	25,663
- property, plant and equipment	45,740	42,120	39,899
- investment properties	2,793	2,717	2,601
- right-of-use assets	13,112	8,407	6,624
Electricity cost in operating mining rigs	273,004	179,765	180,565
Cost of mining rigs and accessories sold	89,302	1,652	4
One-off incremental development expense	72,060	29,017	-
AI cloud service fee	5,331	1,747	*
Consulting service fee	15,863	8,953	9,757
Research and development technical service fees	9,011	5,102	2,854
Office expenses	5,777	4,302	3,987
Travel expenses	5,749	3,853	2,843
Expenses of low-value consumables	4,833	2,326	2,557
Tax and surcharge	4,378	1,090	5,442
Write-down of inventories	3,885	-	-
Insurance fee	3,279	2,591	2,427
Advertising expenses	3,005	2,998	1,383
Logistic expenses	512	334	557
Research and development material expenses	489	926	-
Expenses of short-term leases	455	303	286
Expenses of variable payment lease	159	197	224
Others	17,377	9,035	8,191
Total cost of revenue, selling, general and administrative and research and development expenses	804,219	432,689	394,979

*	Amount lesser than US$1,000.

Schedule of Other Operating Income / (Expenses)	Other operating income / (expenses)
	Years ended December 31,
In thousands of USD	2025	2024	2023
Net gains on disposal of cryptocurrencies	9,741	8,188	2,061
Change in fair value of cryptocurrency-settled receivables and payables	(631)	(6,362)	3,305
Impairment loss on cryptocurrencies	(3,752)	(936)	(2)
Change in fair value of cryptocurrencies – receivables	(26,710)	-	-
Net losses on disposal of mining rigs	-	(13)	(1,573)
Others	-	(150)	-
Total	(21,352)	727	3,791

Schedule of Other Net Gains / (Losses)	Other net gains / (losses)
	Years ended December 31,
In thousands of USD	2025	2024	2023
Change in fair value of derivative liabilities	444,861	(498,167)	-
Gain / (Loss) on lease termination	68	(197)	-
Government grants	28	47	48
Net gains / (losses) on disposal of property, plant and equipment and investment properties	(144)	108	(11)
Impairment loss on other assets	(1,290)	-	-
Donations	(2,397)	(188)	(440)
Change in fair value of derivative assets	(3,543)	-	-
Changes in fair value of financial assets at fair value through profit or loss	(3,662)	1,970	3,527
Impairment loss on property, plant and equipment	(4,744)	-	-
Impairment loss on mining rigs	(8,665)	-	-
Loss on extinguishment of convertible notes	(60,403)	(8,172)	-
Change in fair value of holdback shares issued in connection with the FreeChain Acquisition	-	(3,186)	-
Gain on modification of convertible debt	-	-	481
Others	4,929	306	(67)
Total	365,038	(507,479)	3,538

Schedule of Finance Income / (Expenses)	Finance income / (expenses)
	Years ended December 31,
In thousands of USD	2025	2024	2023
Interest income	7,605	7,871	7,953
Gain / (Loss) on foreign currency transactions	3,442	(1,585)	(1,016)
Cryptocurrency transaction service fee	(7)	(27)	(233)
Other interest expenses	(10)	(138)	-
Interest expenses on lease liabilities	(3,775)	(3,473)	(2,605)
Interest expense on borrowings from a related party	(26,750)	-	-
Interest expense on borrowings	(68,797)	(14,310)	(2,476)
Others	(598)	(273)	(347)
Total	(88,890)	(11,935)	1,276